Payments, Details - 12 months ended Dec. 31, 2025 - USD ($)	Amount	Type	Country	Subnat. Juris.	Govt.	Project	In-kind	In-kind Calc.
#: 1
	$ 200,000	Fees	Canada	snj:CA-ON	Receiver General for Canada	Back River
#: 2
	290,000	Royalties	Canada	snj:CA-NU	Kitikmeot Inuit Association	Back River
#: 3
	1,070,000	Fees	Canada	snj:CA-NU	Kitikmeot Inuit Association	Back River
#: 4
	430,000	Taxes	Canada	snj:CA-NU	Government of Nunavut	Back River
#: 5
	120,000	Taxes	Colombia	snj:CO-ANT	Community of San Roque	Gramalote
#: 6
	40,000	Infrastructure	Colombia	snj:CO-ANT	Community of San Roque	Gramalote
#: 7
	180,000	Infrastructure	Colombia		Government of Colombia, National Army	Gramalote	Yes	valued at cost
#: 8
	320,000	Infrastructure	Colombia		Government of Colombia, National Police	Gramalote	Yes	valued at cost
#: 9
	390,000	Fees	Mali	snj:ML-1	Community of Kenieba
#: 10
	770,000	Infrastructure	Mali	snj:ML-1	Community of Kenieba	Fekola	Yes	valued at cost
#: 11
	39,110,000	Fees	Mali		Government of Mali, Customs Department
#: 12
	146,010,000	Royalties	Mali		Government of Mali, Land Department	Fekola
#: 13
	26,140,000	Dividends	Mali		Government of Mali, Land Department	Fekola
#: 14
	208,690,000	Taxes	Mali		Government of Mali, Tax Department of Major Enterprises	Fekola
#: 15
	510,000	Taxes	Mali		Government of Mali, Tax Department of Major Enterprises	Fekola Regional
#: 16
	69,190,000	Royalties	Mali		Government of Mali, Tax Department of Major Enterprises	Fekola
#: 17
	20,160,000	Fees	Mali		Government of Mali, Tax Department of Major Enterprises
#: 18
	1,010,000	Fees	Mali		Government of Mali, Trade Department
#: 19
	17,900,000	Royalties	Namibia		Government of Namibia, Ministry of Mines and Energy	Otjikoto
#: 20
	10,000	Fees	Namibia		Government of Namibia, Ministry of Mines and Energy	Otjikoto
#: 21
	6,920,000	Royalties	Namibia		Government of Namibia, Ministry of Finance Customs & Excise	Otjikoto
#: 22
	320,000	Fees	Namibia		Government of Namibia, Ministry of Finance Customs & Excise	Otjikoto
#: 23
	197,280,000	Taxes	Namibia		Government of Namibia, Ministry of Finance Receiver of Revenue	Otjikoto
#: 24
	1,120,000	Infrastructure	Namibia		Government of Namibia, Ministry of Education, Arts & Culture	Otjikoto	Yes	valued at cost
#: 25
	4,130,000	Infrastructure	Philippines		Government of Philippines, Department of Environment and Natural Resources Mines and Geosciences Bureau	Masbate	Yes	valued at cost
#: 26
	100,000	Taxes	Philippines	snj:PH-MAS	Puro Barangay	Masbate
#: 27
	340,000	Infrastructure	Philippines	snj:PH-MAS	Puro Barangay	Masbate	Yes	valued at cost
#: 28
	3,440,000	Taxes	Philippines	snj:PH-MAS	Municipality of Aroroy, Municipal Treasurer of Aroroy	Masbate
#: 29
	10,000	Fees	Philippines	snj:PH-MAS	Municipality of Aroroy, Municipal Treasurer of Aroroy	Masbate
#: 30
	130,000	Taxes	Philippines		City of Makati, City Treasury of Makati	Masbate
#: 31
	470,000	Taxes	Philippines		Government of Philippines, Bureau of Customs	Masbate
#: 32
	120,000	Fees	Philippines		Government of Philippines, Bureau of Customs	Masbate
#: 33
	138,010,000	Taxes	Philippines		Government of Philippines, Bureau of Internal Revenue	Masbate
#: 34
	24,910,000	Royalties	Philippines		Government of Philippines, Bureau of Internal Revenue	Masbate
#: 35
	800,000	Fees	Philippines		Government of Philippines, Bureau of Internal Revenue	Masbate
#: 36
	870,000	Taxes	Philippines	snj:PH-MAS	Province of Masbate, Provincial Treasurer of Masbate	Masbate
#: 37
	870,000	Taxes	Philippines		Philippines Army, Citizen Armed Force Geographical Unit	Masbate
#: 38
	$ 150,000	Taxes	Philippines		Philippine National Police, Barangay Peacekeeping Action Team	Masbate